Share-based compensation - Range of exercise prices in stock options (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 8 months 12 days
Number of stock options outstanding (in shares) | shares	200,631	198,221	262,535
Weighted average exercise price (in usd per option)	$ 49.07	$ 48.55	$ 45.09
Number of stock options exercisable (in shares) | shares	170,551
Weighted average exercise price, exercisable options (in usd per option)	$ 48.19
$25.97 to $35.51
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	3 years 2 months 1 day
Number of stock options outstanding (in shares) | shares	53,767
Weighted average exercise price (in usd per option)	$ 34.59
Number of stock options exercisable (in shares) | shares	53,767
Weighted average exercise price, exercisable options (in usd per option)	$ 34.59
$25.97 to $35.51 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	25.97
$25.97 to $35.51 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	$ 35.51
$38.24 to $50.17
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	1 year 11 months 16 days
Number of stock options outstanding (in shares) | shares	56,554
Weighted average exercise price (in usd per option)	$ 43.56
Number of stock options exercisable (in shares) | shares	47,751
Weighted average exercise price, exercisable options (in usd per option)	$ 42.35
$38.24 to $50.17 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	38.24
$38.24 to $50.17 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	$ 50.17
$54.65 to $78.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 10 months 17 days
Number of stock options outstanding (in shares) | shares	90,310
Weighted average exercise price (in usd per option)	$ 61.14
Number of stock options exercisable (in shares) | shares	69,033
Weighted average exercise price, exercisable options (in usd per option)	$ 62.82
$54.65 to $78.59 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	54.65
$54.65 to $78.59 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (usd per share)	$ 78.59